SEGMENTS	12 Months Ended
Mar. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

Note 25 – SEGMENTS

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. Effective from March 2022, the Company has determined that it has two operating segments for purposes of allocating resources and evaluating financial performance, which consists of: (1) online marketplace and (2) health devices. Prior period numbers are broken down for comparative purpose.

The following tables present summary information by segment for the years ended March 31, 2022, 2021 and 2020:

	Online	Health
For the Year Ended March 31, 2022	marketplace	devices	Total
Net Revenues	$311,092	$6,000,000	$6,311,092
Cost of goods sold	—	5,394,866	5,394,866
Operating expenses	16,816,016	37,964	16,853,980
(Loss) income from operations	(16,504,925)	567,171	(15,937,754)
Depreciation and amortization	18,390	—	18,390
Total capital expenditures	$—	$—	$—

	Online	Health
For the Year Ended March 31, 2021	marketplace	devices	Total
Revenues	$1,754,935	$—	$1,754,935
Operating expenses	32,659,283	—	32,659,283
Loss from operations	(30,904,348)	—	(30,904,348)
Depreciation and amortization	15,161	—	15,161
Total capital expenditures	$—	$—	$—

	Online	Health
For the Year Ended March 31, 2020	marketplace	devices	Total
Revenues	$6,914,474	$—	$6,914,474
Operating expenses	55,020,164	—	55,020,164
Loss from operations	(48,105,690)	—	(48,105,690)
Depreciation and amortization	120,520	—	120,520
Total capital expenditures	$200,360	$—	$200,360

Total assets as of:

	March 31,	March 31,
	2022	2021
Online marketplace	$22,942,806	$31,685,496
Health devices	27,736,978	—
Total Assets	$50,679,784	$31,685,496